Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012		Jan. 01, 2012
Non-Current Debt
Long-term debt	$ 11,489		$ 12,969
Long-term debt effective rate	4.14%	[1]	4.08%	[1]
Carrying Amount [Member]
Non-Current Debt
Long-term debt	11,489		12,969
Less Current Portion	1,512		616
Long-term Debt	$ 13,001	[2]	$ 13,585	[2]

[1]	Weighted average effective rate.
[2]	The excess of the fair value over the carrying value of debt was $2.2 billion in 2012 and $2.0 billion in 2011.